PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following as of December 31, 2021 and 2020:

Details	2021	2020
Original cost: (*)
Land and Buildings, including facility infrastructure	$432,069	$430,258
Machinery and equipment	3,254,062	2,998,019
	$3,686,131	$3,428,277
Accumulated depreciation:
Buildings, including facility infrastructure	$(267,942)	$(255,353)
Machinery and equipment	(2,541,506)	(2,333,753)
	$(2,809,448)	$(2,589,106)
	$876,683	$839,171

(*) Original cost includes ROU assets under capital lease in the amount of $211,790 and $213,683 as of December 31, 2021 and 2020, respectively. The depreciation expense of such assets amounted to $14,037 and $13,421 for the years ended December 31, 2021 and 2020, respectively.